Cover	Jun. 06, 2024
Cover [Abstract]
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Zivo Bioscience, Inc., dated May 31, 2024 (the “Original Form 8-K”). This Form 8-K/A is being filed to correct a typographical error in the date cited in the third sentence of Item 1.01 under the subsection titled Stock Award in Lieu of Unpaid Directors’ Fees of the Original Form 8-K, which is corrected by this filing to be “December 29, 2023”. This Form 8-K/A amends and restates in its entirety Item 1.01 under the subsection titled Stock Award in Lieu of Unpaid Directors’ Fees of the Original Form 8-K. Other than the correction to that date, the remainder of the Original Form 8-K remains unchanged.
Entity Emerging Growth Company	false
Document Period End Date	Jun. 06, 2024
Entity File Number	000-30415
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	21 East Long Lake Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Bloomfield Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48304
City Area Code	248
Local Phone Number	452-9866
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false